Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitment and contingencies [Abstract]
Finance Lease Liability Maturity
Due through June 30, 2020	$12,004
Due through June 30, 2021	11,659
Due through June 30, 2022	11,285
Due through June 30, 2023	10,911
Due through June 30, 2024	10,545
Thereafter	65,752
Total contractual obligation	$122,156